Bank borrowings	12 Months Ended
Dec. 31, 2024
Bank borrowings.
Bank borrowings
18	Bank borrowings

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
1-year revolving loans denominated in RMB at interest rates ranging from 0.00% (2023: 3.60% to 4.85%) per annum	9,198	1,254	10,452	—
Half-year revolving loans denominated in RMB at interest rates of 0.00% (2023: 3.00) per annum	15,956	—	15,956	—
Revolving service trade loans denominated in HK$ at interest rates of 8.83% (2023: 9.52%) per annum	—	14	14	—
3-month revolving loan denominated in RMB at an interest rate of 0.00% (2023: 4,70%) per annum	11,148	—	11,148	—
1-year term loan denominated in RMB at an interest rate of 3.20% to 3.30% (2023: 3.60% to 4.40%) per annum	139	697	836	1,933
	36,441	1,965	38,406	1,933

Note:

(i)	Corporate guarantee by iClick Cayman and accounts receivable of the Company of US$175 dollars (2023: US$26,756, out of which US$18 thousand dollars were related to continuing operations) are provided as pledge to secure the obligations under the facilities from certain banks.

18	Bank borrowings (Continued)

Note: (Continued)

(ii)	Out of the total banking facilities of US$55,692 (out of which US$9,041 was related to continuing operations) and US$7,623 available to the Company as of December 31, 2023 and 2024, respectively, US$38,406 (out of which US$1,965 was related to the continuing operations) and US$1,933 have been utilized by the Company as of December 31, 2023 and 2024, respectively. As of December 31, 2024, total undrawn revolving, service trade and term loan facilities amounted to US$500, US$4,500 and US$690 (2023: US$10,431, US$4,486 and US$2,369 (out of which US$500, US$4,486 and US$2,090 were related to continuing operations)) respectively. Total undrawn facilities available for draw-down as of December 31, 2023 and 2024, net of bank deposits that would need to be pledged as restricted cash upon utilization of the facilities, amounted to US$6,442 (out of which US$6,179 was related to continuing operations) and US$2,200, respectively.
(iii)	As of December 31, 2023, a financial covenant (minimum quarterly EBITDA as defined in the banking facilities agreements) as set out in one of the loan agreements has been breached. The Company has obtained waiver letter such that the bank would not demand immediate repayment from the Company. As of December 31, 2024, no financial covenants as set out in these loan agreements were breached.

The weighted average interest rate for bank borrowings outstanding as of December 31, 2023 and 2024 was 3.60% and 3.26% per annum, respectively. Other than those shown above, iClick Cayman did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2024.